Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2022, and December 31, 2021, is as follows:

	12.31.22	12.31.21
Basic Shareholders’ Equity	505,589,433	257,700,315
(Deductible Items)	(63,094,866)	(35,563,896)
Equity Tier 1	442,494,567	222,136,419
Complementing shareholders’ Equity	36,138,983	29,006,025
Equity Tier 2	36,138,983	29,006,025
Regulatory Capital (RPC)	478,633,550	251,142,444

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.22	12.31.21
Credit Risk	109,407,718	63,920,141
Market Risk	6,642,210	1,133,654
Operational Risk	36,743,804	20,190,530
Minimum Capital Requirement	152,793,732	85,244,325
Integration	478,633,550	251,142,444
Excess	325,839,818	165,898,119

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	563,733	(465,334)	(22,858)	75,541
Euro	5,758	(2,247)	—	3,511
Canadian Dollar	60	(12)	—	48
Real	70	—	—	70
Swiss Franc	80	(53)	—	27
Others	203	(112)	—	91
Total	569,904	(467,758)	(22,858)	79,288

	Balances as of 12.31.21
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	488,662	(484,868)	(2,515)	1,279
Euro	5,733	(1,214)	—	4,519
Canadian Dollar	62	(8)	—	54
Real	76	—	—	76
Swiss Franc	173	(62)	—	111
Others	166	(27)	—	139
Total	494,872	(486,179)	(2,515)	6,178

		Balances as of 12.31.22		Balances as of 12.31.21
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	7,554	83,095	128	1,407
	-10%	(7,554)	67,987	(128)	1,151
Euro	10%	351	3,862	452	4,971
	-10%	(351)	3,160	(452)	4,067
Canadian Dollar	10%	5	53	5	59
	-10%	(5)	43	(5)	49
Real	10%	7	77	8	84
	-10%	(7)	63	(8)	68
Swiss Franc	10%	3	30	11	122
	-10%	(3)	24	(11)	100
Others	10%	9	100	14	153
	-10%	(9)	82	(14)	125

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.22
Total Financial Assets	1,564,252,720	222,116,924	182,093,779	174,281,923	859,624,928	3,002,370,274
Total Financial Liabilities	1,798,114,983	141,984,868	77,437,893	33,176,025	583,504,155	2,634,217,924
Net Amount	(233,862,263)	80,132,056	104,655,886	141,105,898	276,120,773	368,152,350
As of 12.31.21
Total Financial Assets	1,218,248,178	227,522,500	207,081,498	301,340,191	1,021,168,289	2,975,360,656
Total Financial Liabilities	1,594,006,099	187,902,631	74,947,553	47,271,067	668,187,409	2,572,314,759
Net Amount	(375,757,921)	39,619,869	132,133,945	254,069,124	352,980,880	403,045,897

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2022. The percentage change budgeted by the Group for fiscal year 2022 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	(490,165)	(0.1)%
Increase in Interest Rate	100 bp	490,165	0.1%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2022, and December 31, 2021, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,014,064,047	1,114,527	1,313,225	5,516,817	—	1,022,008,616
Derivative Financial Instruments	3,327,780	—	—	—	—	3,327,780
Repurchase Transactions	119,021,390	—	—	—	—	119,021,390
Other Financial Assets	45,835,239	406,230	492,319	6,751,750	6,907,439	60,392,977
Loans and Other Financing	572,812,215	533,673,648	228,700,321	196,987,889	130,918,430	1,663,092,503
Other Debt Securities	367,461,993	642,649	927,063	2,624,321	—	371,656,026
Financial Assets Pledged as Collateral	152,102,733	—	—	—	—	152,102,733
Investments in Equity Instruments	2,239,039	—	—	—	—	2,239,039
Liabilities
Deposits	2,093,575,083	97,575,203	6,076,398	115,785	18	2,197,342,487
Liabilities at fair value through profit or loss	78,223	—	—	—	—	78,223
Derivative Financial Instruments	1,694,114	—	—	—	—	1,694,114
Other Financial Liabilities	239,554,117	101,045,209	370,307	2,605,966	917,819	344,493,418
Lease liabilities	229,377	716,603	890,882	3,233,811	1,725,391	6,796,064
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,669,292	20,461,200	18,339,685	1,906,501	—	49,376,678
Debt Securities	8,357,182	38,668,400	24,315,628	28,427,101	—	99,768,311
Subordinated Debt Securities	1,721,348	—	1,721,348	54,145,714	—	57,588,410

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.21
Assets
Debt Securities measured at Fair Value through Profit or Loss	459,158,409	562,960	1,141,167	1,795,216	—	462,657,752
Derivative Financial Instruments	2,429,223	—	—	—	—	2,429,223
Repurchase Transactions	401,893,669	—	—	—	—	401,893,669
Other Financial Assets	28,902,509	239,689	290,485	6,710,386	—	36,143,069
Loans and Other Financing	535,304,629	544,921,482	351,054,269	226,381,525	72,794,906	1,730,456,811
Other Debt Securities	190,132,678	592,931	446,943	1,411,804	—	192,584,356
Financial Assets Pledged as Collateral	68,636,679	—	—	—	—	68,636,679
Investments in Equity Instruments	7,028,660	—	—	—	—	7,028,660
Liabilities
Deposits	1,911,054,137	124,684,660	5,988,451	219,481	43	2,041,946,772
Liabilities measured at Fair Value trough Profti or Loss	147,408	—	—	—	—	147,408
Derivative Financial Instruments	1,387,179	—	—	—	—	1,387,179
Repurchase transactions	631,362	—	—	—	—	631,362
Other Financial Liabilities	254,688,554	117,499,174	346,675	51,455	9802	372,595,660
Lease Liabilities	222,781	1,110,498	1,254,803	7,343,487	1,188,196	11,119,765
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,129,288	9,005,852	30,998,853	7,751,230	—	57,885,223
Debt Securities	2,958,930	29,667,331	18,480,066	12,457,369	—	63,563,696
Subordinated Debt Securities	1,940,226	—	1,940,226	64,911,070	—	68,791,522

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	2,563,265	121,962	2,685,227
AA+	—	—	39,560	—	—	—	—	39,560
AA	—	77,887	—	—	—	—	385,787	463,674
AA-	—	—	—	—	—	—	121,920	121,920
A+	—	—	—	—	—	—	8,021	8,021
A1	—	—	—	—	—	—	27,708	27,708
A	—	—	—	—	—	—	82,173	82,173
A2	—	—	—	—	—	—	363,054	363,054
A-	—	—	—	—	—	—	40,443	40,443
BBB	—	700,578	—	—	—	—	41,866	742,444
BBB.ar	—	—	—	—	—	—	21	21
B1	—	255,500	—	—	—	—	—	255,500
B	—	1,425,757	—	—	—	—	—	1,425,757
BB-	—	—	—	—	—	—	43,745	43,745
CCC	10,212,442	—	—	55,580,913	—	—	—	65,793,355
C	—	—	—	—	720,162,015	—	15,706	720,177,721
Total	10,212,442	2,459,722	39,560	55,580,913	720,162,015	2,563,265	1,252,406	792,270,323
The credit quality of debt securities as of December 31, 2021, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.21
AAA	18,798,087	—	72	76,066,303	—	—	1,188,114	96,052,576
AA+	—	—	102,938	—	—	—	1,597,485	1,700,423
AA	10,942	—	—	61,085	—	—	21,217	93,244
AA-	—	—	—	—	—	—	3,161	3,161
A+	—	—	—	—	—	—	16,820	16,820
A1	—	—	—	—	—	—	75,886	75,886
A1+	—	—	2,466,371	—	—	—	995,099	3,461,470
A	—	—	—	—	—	—	715,736	715,736
A2	—	476,567	—	—	—	—	2,560	479,127
A-	—	—	—	—	—	—	76,156	76,156
A3	—	1,227,222	—	—	—	—	—	1,227,222
Baa1	—	—	184,726	—	—	—	—	184,726
Baa3	—	—	—	—	—	—	66,923	66,923
B1	—	279,082	—	—	—	—	—	279,082
B	—	132,512	—	—	—	—	—	132,512
BB-	—	—	—	—	—	—	3,647	3,647
BBB-	—	1,250,269	—	—	—	—	—	1,250,269
CCC	49,705	—	—	—	—	—	—	49,705
C	—	—	—	—	353,680,977	—	39,331	353,720,308
Total	18,858,734	3,365,652	2,754,107	76,127,388	353,680,977	—	4,802,135	459,588,993

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2023 (*)	QII - 2023 (*)	QIII - 2023 (*)	QIV - 2023 (*)
GDP	Base	0.5%	2.3%	4.7%	2.2%
	Optimistic	-0.5%	0.3%	1.6%	-1.8%
	Pessimistic	1.6%	4.4%	8.0%	6.5%
Unemployment Rate	Base	-12.7%	-14.7%	-12.8%	-9.8%
	Optimistic	-10.5%	-12.6%	-10.6%	-7.4%
	Pessimistic	-17.9%	-19.7%	-17.8%	-15.3%
Real Salary	Base	4.8%	7.1%	2.2%	4.9%
	Optimistic	2.7%	3.0%	-3.0%	-2.3%
	Pessimistic	6.8%	10.4%	5.7%	10.3%
Badlar rate	Base	-40.3%	-27.4%	2.5%	9.1%
	Optimistic	-37.5%	-20.4%	18.1%	32.9%
	Pessimistic	-45.8%	-40.2%	-22.9%	-24.9%
Consumer Price Index (CPI)	Base	-52.9%	-54.1%	-52.6%	-51.6%
	Optimistic	-51.4%	-51.3%	-48.5%	-46.0%
	Pessimistic	-55.2%	-58.4%	-59.0%	-60.0%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	69,963,024	73,414,144
Retail, Retail like and Wholesale ECL	53,494,466	54,423,670
Naranja ECL	16,468,558	18,990,474

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	5%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		76,673,078
Retail, Retail like and Wholesale RCL		57,682,604
Naranja ECL		18,990,474

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	338,150,700	48,504,317	2,774,855	389,429,872	433,722,384
1-30	6,906,848	3,991,341	596,248	11,494,437	11,861,749
31-60	—	3,574,414	483,375	4,057,789	4,344,289
61-90	—	3,408,034	1,129,396	4,537,430	3,027,636
Default	—	—	16,272,757	16,272,757	27,483,672
Gross Carrying amount	345,057,548	59,478,106	21,256,631	425,792,285	480,439,730
Loss allowance	(13,799,965)	(10,449,275)	(17,663,734)	(41,912,974)	(60,820,412)
Net Carrying amount	331,257,583	49,028,831	3,592,897	383,879,311	419,619,318

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	285,232,375	13,791,961	991,392	300,015,728	332,411,365
1-30	3,252,010	765,050	335,489	4,352,549	3,582,700
31-60	—	984,980	178,799	1,163,779	754,843
61-90	—	311,254	322,016	633,270	515,614
Default	—	—	2,569,606	2,569,606	4,338,644
Gross Carrying amount	288,484,385	15,853,245	4,397,302	308,734,932	341,603,166
Loss allowance	(4,460,088)	(853,819)	(2,758,796)	(8,072,703)	(8,236,841)
Net Carrying amount	284,024,297	14,999,426	1,638,506	300,662,229	333,366,325

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	903,893,469	5,013,457	—	908,906,926	1,000,961,837
B1	—	960,759	—	960,759	417,940
Default	—	—	406,853	406,853	1,422,154
Gross Carrying amount	903,893,469	5,974,216	406,853	910,274,538	1,002,801,931
Loss allowance	(2,811,154)	(426,487)	(271,148)	(3,508,789)	(4,898,659)
Net Carrying amount	901,082,315	5,547,729	135,705	906,765,749	997,903,272

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	303,711,671	1,995,712	482,741	306,190,124	329,892,757
1-30	18,495,084	806,646	139,159	19,440,889	15,737,905
31-60	—	6,682,840	144,715	6,827,555	4,724,469
61-90	—	2,820,265	114,012	2,934,277	2,473,086
Default	—	—	8,280,357	8,280,357	7,727,163
Gross Carrying amount	322,206,755	12,305,463	9,160,984	343,673,202	360,555,380
Loss allowance	(7,874,190)	(3,297,262)	(5,297,106)	(16,468,558)	(18,763,655)
Net Carrying amount	314,332,565	9,008,201	3,863,878	327,204,644	341,791,725

	Retail Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	320,364,389	107,481,301	5,876,694	433,722,384	479,431,987
1-30	5,017,194	5,631,652	1,212,903	11,861,749	11,915,088
31-60	—	3,453,046	891,243	4,344,289	3,076,452
61-90	—	1,754,004	1,273,632	3,027,636	1,929,130
Default	—	—	27,483,672	27,483,672	16,338,835
Gross Carrying amount	325,381,583	118,320,003	36,738,144	480,439,730	512,691,492
Loss allowance	(11,385,942)	(19,512,589)	(29,921,881)	(60,820,412)	(69,025,765)
Net Carrying amount	313,995,641	98,807,414	6,816,263	419,619,318	443,665,727

	Retail like Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	299,083,771	31,221,936	2,105,658	332,411,365	346,717,647
1-30	2,153,637	1,026,827	402,236	3,582,700	5,083,637
31-60	—	591,067	163,776	754,843	636,424
61-90	—	273,453	242,161	515,614	179,077
Default	—	—	4,338,644	4,338,644	3,491,097
Gross Carrying amount	301,237,408	33,113,283	7,252,475	341,603,166	356,107,882
Loss allowance	(502,138)	(2,651,733)	(5,082,970)	(8,236,841)	(13,295,225)
Net Carrying amount	300,735,270	30,461,550	2,169,505	333,366,325	342,812,657

	Wholesale Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	967,578,509	33,383,328	—	1,000,961,837	812,383,746
B1	—	417,940	—	417,940	2,946,857
Default	—	—	1,422,154	1,422,154	2,340,836
Gross Carrying amount	967,578,509	33,801,268	1,422,154	1,002,801,931	817,671,439
Loss allowance	(2,854,090)	(623,198)	(1,421,371)	(4,898,659)	(9,378,252)
Net Carrying amount	964,724,419	33,178,070	783	997,903,272	808,293,187

	Naranja X
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	325,828,310	3,505,494	558,953	329,892,757	256,552,154
1-30	14,711,777	863,047	163,081	15,737,905	10,332,004
31-60	—	4,626,519	97,950	4,724,469	2,648,967
61-90	—	2,389,335	83,751	2,473,086	1,186,546
Default	—	—	7,727,163	7,727,163	5,806,493
Gross Carrying amount	340,540,087	11,384,395	8,630,898	360,555,380	276,526,164
Loss allowance	(11,059,883)	(2,449,329)	(5,254,443)	(18,763,655)	(18,068,601)
Net Carrying amount	329,480,204	8,935,066	3,376,455	341,791,725	258,457,563

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	66,463,313	(1,396,467)	65,066,846	—
Documents	310,595,276	(1,004,755)	309,590,521	—
Mortgage Loans	19,400,825	(4,050,793)	15,350,032	296,771,586
Pledge Loans	25,613,225	(201,195)	25,412,030	135,790,974
Personal Loans	113,819,719	(14,698,456)	99,121,263	—
Credit Card Loans	650,493,992	(30,802,855)	619,691,137	—
Financial Leases	3,478,221	(29,020)	3,449,201	—
Others	798,610,386	(17,779,483)	780,830,903	222,172,002
Total as of December 31, 2022	1,988,474,957	(69,963,024)	1,918,511,933	654,734,562

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	43,745
50 to 60%	12,632
60 to 70%	4,474
70 to 80%	1,393
80 to 90%	731
90 to 100%	400
Higher than 100%	416
Total	63,791

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	11,385,942	19,512,589	29,921,881	60,820,412
Inflation effect	(7,076,542)	(9,365,996)	(14,643,752)	(31,086,290)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(386,558)	386,558	—	—
Transfer from Stage 1 to Stage 3	(203,345)	—	203,345	—
Transfer from Stage 2 to Stage 1	1,144,510	(1,144,510)	—	—
Transfer from Stage 2 to Stage 3	—	(556,417)	556,417	—
Transfer from Stage 3 to Stage 1	—	556,846	(556,846)	—
Transfer from Stage 3 to Stage 2	893,879	—	(893,879)	—
New Financial Assets Originated or Purchased	10,808,982	8,178,683	9,714,517	28,702,182
Changes in PDs/LGDs/EADs	911,533	1,114,440	(1,445,831)	580,142
Foreign exchange and other movements	(2,037,565)	(4,006,227)	1,533,738	(4,510,054)
Other movements with no P&L impact
Write-offs and other movements	(1,640,871)	(4,226,691)	(6,725,856)	(12,593,418)
Loss Allowance as of December 31, 2022	13,799,965	10,449,275	17,663,734	41,912,974

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	502,138	2,651,733	5,082,970	8,236,841
Inflation effect	(1,309,196)	(1,144,910)	(2,381,663)	(4,835,769)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(10,610)	10,610	—	—
Transfer from Stage 1 to Stage 3	(2,675)	—	2,675	—
Transfer from Stage 2 to Stage 1	45,464	(45,464)	—	—
Transfer from Stage 2 to Stage 3	—	(12,252)	12,252	—
Transfer from Stage 3 to Stage 1	—	46,431	(46,431)	—
Transfer from Stage 3 to Stage 2	32,962	—	(32,962)	—
New Financial Assets Originated or Purchased	4,818,218	634,751	2,043,634	7,496,603
Changes in PDs/LGDs/EADs	708,124	175,892	(25,254)	858,762
Foreign exchange and other movements	(125,987)	(1,343,062)	(480,160)	(1,949,209)
Other movements with no P&L impact
Write-offs and other movements	(198,350)	(119,910)	(1,416,265)	(1,734,525)
Loss Allowance as of December 31, 2022	4,460,088	853,819	2,758,796	8,072,703

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	2,854,090	623,198	1,421,371	4,898,659
Inflation effect	(1,384,307)	(322,304)	(469,961)	(2,176,572)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,353)	2,353	—	—
Transfer from Stage 1 to Stage 3	(723)	—	723	—
Transfer from Stage 2 to Stage 1	62,106	(62,106)	—	—
Transfer from Stage 2 to Stage 3	—	(46)	46	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	3,169,125	389,542	148,122	3,706,789
Changes in PDs/LGDs/EADs	(2,978)	(32,146)	(97)	(35,221)
Foreign exchange and other movements	(62,244)	63,572	139,465	140,793
Other movements with no P&L impact
Write-offs and other movements	(1,821,562)	(235,576)	(968,521)	(3,025,659)
Loss Allowance as of December 31, 2022	2,811,154	426,487	271,148	3,508,789

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	11,059,883	2,449,329	5,254,443	18,763,655
Inflation effect	(6,283,934)	(1,993,355)	(3,521,273)	(11,798,562)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(227,468)	227,468	—	—
Transfer from Stage 1 to Stage 3	(272,750)	—	272,750	—
Transfer from Stage 2 to Stage 1	160,125	(160,125)	—	—
Transfer from Stage 2 to Stage 3	—	(242,841)	242,841	—
Transfer from Stage 3 to Stage 1	—	15,409	(15,409)	—
Transfer from Stage 3 to Stage 2	21,088	—	(21,088)	—
New Financial Assets Originated or Purchased	3,808,598	4,107,568	6,463,039	14,379,205
Changes in PDs/LGDs/EADs	(1,687,752)	(171,569)	(384,925)	(2,244,246)
Foreign exchange and other movements	1,893,302	(231,845)	851,828	2,513,285
Other movements with no P&L impact
Write-offs and other movements	(596,902)	(702,777)	(3,845,100)	(5,144,779)
Loss Allowance as of December 31, 2022	7,874,190	3,297,262	5,297,106	16,468,558

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	14,566,640	37,129,499	17,329,625	69,025,764
Inflation effect	(5,131,753)	(11,610,961)	(9,361,388)	(26,104,102)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,000,522)	1,000,522	—	—
Transfer from Stage 1 to Stage 3	(359,222)	—	359,222	—
Transfer from Stage 2 to Stage 1	1,404,210	(1,404,210)	—	—
Transfer from Stage 2 to Stage 3	—	(1,095,367)	1,095,367	—
Transfer from Stage 3 to Stage 1	—	901,772	(901,772)	—
Transfer from Stage 3 to Stage 2	470,276	—	(470,276)	—
New Financial Assets Originated or Purchased	3,617,411	4,643,702	17,886,568	26,147,681
Changes in PDs/LGDs/EADs	660,892	1,666,662	(2,283,492)	44,062
Foreign exchange and other movements	(1,757,911)	(10,275,159)	11,036,132	(996,938)
Other movements with no P&L impact
Write-offs and other movements	(1,084,079)	(1,443,871)	(4,768,105)	(7,296,055)
Loss Allowance as of December 31, 2021	11,385,942	19,512,589	29,921,881	60,820,412

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	1,644,197	6,265,275	5,385,753	13,295,225
Inflation effect	(397,806)	(1,816,419)	(2,100,227)	(4,314,452)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(73,579)	73,579	—	—
Transfer from Stage 1 to Stage 3	(22,615)	—	22,615	—
Transfer from Stage 2 to Stage 1	88,736	(88,736)	—	—
Transfer from Stage 2 to Stage 3	—	(86,393)	86,393	—
Transfer from Stage 3 to Stage 1	—	91,506	(91,506)	—
Transfer from Stage 3 to Stage 2	134,051	—	(134,051)	—
New Financial Assets Originated or Purchased	328,643	98,061	4,021,445	4,448,149
Changes in PDs/LGDs/EADs	(503,959)	(341,225)	(505,660)	(1,350,844)
Foreign exchange and other movements	(3,623)	(1,368,845)	86,338	(1,286,130)
Other movements with no P&L impact
Write-offs and other movements	(691,907)	(175,070)	(1,688,130)	(2,555,107)
Loss Allowance as of December 31, 2021	502,138	2,651,733	5,082,970	8,236,841

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	5,762,039	1,832,073	1,784,140	9,378,252
Inflation effect	(1,621,545)	(663,489)	(506,298)	(2,791,332)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(41,528)	41,528	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	272,260	(272,260)	—	—
Transfer from Stage 2 to Stage 3	—	(600,730)	600,730	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	1,951,943	413,186	577	2,365,706
Changes in PDs/LGDs/EADs	468,363	25,084	(88,080)	405,367
Foreign exchange and other movements	(3,008,409)	(50,360)	676,978	(2,381,791)
Other movements with no P&L impact
Write-offs and other movements	(929,033)	(101,834)	(1,046,676)	(2,077,543)
Loss Allowance as of December 31, 2021	2,854,090	623,198	1,421,371	4,898,659

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	10,901,355	1,732,257	5,434,989	18,068,601
Inflation effect	(4,150,042)	(818,358)	(1,974,916)	(6,943,316)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(163,872)	163,872	—	—
Transfer from Stage 1 to Stage 3	(262,684)	—	262,684	—
Transfer from Stage 2 to Stage 1	433,524	(433,524)	—	—
Transfer from Stage 2 to Stage 3	—	(196,496)	196,496	—
Transfer from Stage 3 to Stage 1	—	20,759	(20,759)	—
Transfer from Stage 3 to Stage 2	333,281	—	(333,281)	—
New Financial Assets Originated or Purchased	6,959,111	2,782,950	5,694,790	15,436,851
Changes in PDs/LGDs/EADs	(1,976,128)	(275,449)	(596,722)	(2,848,299)
Foreign exchange and other movements	(165,286)	(36,732)	(78,800)	(280,818)
Other movements with no P&L impact
Write-offs and other movements	(849,376)	(489,950)	(3,330,038)	(4,669,364)
Loss Allowance as of December 31, 2021	11,059,883	2,449,329	5,254,443	18,763,655

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	16,212,557	7,511,120	18,319,003	42,042,680
Inflation effect	(5,714,689)	(5,590,035)	(6,541,478)	(17,846,202)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,465,659)	1,465,659	—	—
Transfer from Stage 1 to Stage 3	(347,548)	—	347,548	—
Transfer from Stage 2 to Stage 1	1,139,386	(1,139,386)	—	—
Transfer from Stage 2 to Stage 3	—	(988,108)	988,108	—
Transfer from Stage 3 to Stage 1	585,092	—	(585,092)	—
Transfer from Stage 3 to Stage 2	—	1,061,621	(1,061,621)	—
New Financial Assets Originated or Purchased	4,075,738	2,294,331	6,094,385	12,464,454
Changes in PDs/LGDs/EADs	7,087,517	33,062,541	8,110,954	48,261,012
Foreign exchange and other movements	(3,960,745)	1,557,157	1,618,501	(785,087)
Other movements with no P&L impact
Write-offs and other movements	(3,045,009)	(2,105,401)	(9,960,683)	(15,111,093)
Loss Allowance as of December 31, 2020	14,566,640	37,129,499	17,329,625	69,025,764

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	1,412,677	586,483	10,065,525	12,064,685
Inflation effect	(472,580)	(527,464)	(2,991,632)	(3,991,676)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(106,501)	106,501	—	—
Transfer from Stage 1 to Stage 3	(10,003)	—	10,003	—
Transfer from Stage 2 to Stage 1	86,330	(86,330)	—	—
Transfer from Stage 2 to Stage 3	—	(25,863)	25,863	—
Transfer from Stage 3 to Stage 1	(50,469)	—	50,469	—
Transfer from Stage 3 to Stage 2	—	212,515	(212,515)	—
New Financial Assets Originated or Purchased	1,408,460	458,350	3,820,066	5,686,876
Changes in PDs/LGDs/EADs	(3,309,974)	5,077,553	1,949,467	3,717,046
Foreign exchange and other movements	3,393,691	1,257,930	(57,840)	4,593,781
Other movements with no P&L impact
Write-offs and other movements	(707,434)	(794,400)	(7,273,653)	(8,775,487)
Loss Allowance as of December 31, 2020	1,644,197	6,265,275	5,385,753	13,295,225

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	1,996,426	885,647	17,983,770	20,865,843
Inflation effect	88,356	(38,504)	(4,582,608)	(4,532,756)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(177,575)	177,575	—	—
Transfer from Stage 1 to Stage 3	(39)	—	39	—
Transfer from Stage 2 to Stage 1	15,741	(15,741)	—	—
Transfer from Stage 2 to Stage 3	—	(50,175)	50,175	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	1,779,765	312,415	146,712	2,238,892
Changes in PDs/LGDs/EADs	5,396,825	1,214,580	2,661,278	9,272,683
Foreign exchange and other movements	319,447	218,270	(47,306)	490,411
Other movements with no P&L impact
Write-offs and other movements	(3,656,907)	(871,994)	(14,427,920)	(18,956,821)
Loss Allowance as of December 31, 2020	5,762,039	1,832,073	1,784,140	9,378,252

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	8,099,136	2,818,599	18,756,242	29,673,977
Inflation effect	(2,829,398)	(856,196)	(5,317,832)	(9,003,426)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(212,200)	212,200	—	—
Transfer from Stage 1 to Stage 3	(428,479)	—	428,479	—
Transfer from Stage 2 to Stage 1	—	(455,791)	455,791	—
Transfer from Stage 2 to Stage 3	511,451	(511,451)	—	—
Transfer from Stage 3 to Stage 1	318,643	—	(318,643)	—
Transfer from Stage 3 to Stage 2	—	39,923	(39,923)	—
New Financial Assets Originated or Purchased	8,587,755	729,179	778,649	10,095,583
Changes in PDs/LGDs/EADs	855,643	241,941	860,966	1,958,550
Foreign exchange and other movements	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(4,001,196)	(486,147)	(10,168,740)	(14,656,083)
Loss Allowance as of December 31, 2020	10,901,355	1,732,257	5,434,989	18,068,601
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	325,381,583	118,320,003	36,738,144	480,439,730
Transfers:
Transfers from Stage 1 to Stage 2	(9,462,311)	9,462,311	—	—
Transfers from Stage 1 to Stage 3	(3,278,979)	—	3,278,979	—
Transfers from Stage 2 to stage 1	22,163,715	(22,163,715)	—	—
Transfers from Stage 2 to Stage 3	—	(2,707,010)	2,707,010	—
Transfers from Stage 3 to Stage 2	—	746,701	(746,701)	—
Transfers from Stage 3 to Stage 1	1,171,318	—	(1,171,318)	—
Financial assets derecognized during the period other than write-offs	(46,492,531)	(23,056,454)	(10,666,548)	(80,215,533)
New financial assets originated or purchased	152,427,910	30,522,084	9,337,360	192,287,354
Foreign exchange and other movements	60,514,540	5,932,842	(342,228)	66,105,154
Inflation Effect	(157,367,697)	(57,578,656)	(17,878,067)	(232,824,420)
Gross carrying amount as of December 31, 2022	345,057,548	59,478,106	21,256,631	425,792,285

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	301,237,408	33,113,283	7,252,475	341,603,166
Transfers:
Transfers from Stage 1 to Stage 2	(2,683,417)	2,683,417	—	—
Transfers from Stage 1 to Stage 3	(306,706)	—	306,706	—
Transfers from Stage 2 to Stage 1	6,849,837	(6,849,837)	—	—
Transfers from Stage 2 to Stage 3	—	(280,745)	280,745	—
Transfers from Stage 3 to Stage 2	—	66,910	(66,910)	—
Transfers from Stage 3 to Stage 1	46,340	—	(46,340)	—
Financial assets derecognized during the period other than write-offs	(102,487,078)	(5,665,314)	(2,636,810)	(110,789,202)
New financial assets originated or purchased	227,094,096	7,952,659	2,467,999	237,514,754
Foreign exchange and other movements	5,326,574	946,955	368,745	6,642,274
Inflation Effect	(146,592,669)	(16,114,083)	(3,529,308)	(166,236,060)
Gross carrying amount as of December 31, 2022	288,484,385	15,853,245	4,397,302	308,734,932

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	967,578,509	33,801,268	1,422,154	1,002,801,931
Transfers:
Transfers from Stage 1 to Stage 2	(665,540)	665,540	—	—
Transfers from Stage 1 to Stage 3	(255,703)	—	255,703	—
Transfers from Stage 2 to Stage 1	3,641,094	(3,641,094)	—	—
Transfers from Stage 2 to Stage 3	—	(14,672)	14,672	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(637,090,574)	(11,132,908)	(1,272,683)	(649,496,165)
New financial assets originated or purchased	814,445,099	2,747,286	176,058	817,368,443
Foreign exchange and other movements	44,688,624	(2,324)	503,019	45,189,319
Inflation Effect	(288,448,040)	(16,448,880)	(692,070)	(305,588,990)
Gross carrying amount as of December 31, 2022	903,893,469	5,974,216	406,853	910,274,538

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	340,540,087	11,384,395	8,630,898	360,555,380
Transfers:
Transfers from Stage 1 to Stage 2	(4,835,368)	4,835,368	—	—
Transfers from Stage 1 to Stage 3	(4,490,879)	—	4,490,879	—
Transfers from Stage 2 to Stage 1	2,890,092	(2,890,092)	—	—
Transfers from Stage 2 to Stage 3	—	(1,002,079)	1,002,079	—
Transfers from Stage 3 to Stage 2	—	59,015	(59,015)	—
Transfers from Stage 3 to Stage 1	492,246	—	(492,246)	—
Financial assets derecognized during the period other than write-offs	(4,880,277)	(1,806,648)	(3,797,975)	(10,484,900)
New financial assets originated or purchased	158,209,583	7,265,549	3,586,461	169,061,593
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(165,718,729)	(5,540,045)	(4,200,097)	(175,458,871)
Gross carrying amount as of December 31, 2022	322,206,755	12,305,463	9,160,984	343,673,202

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	343,769,409	147,722,731	21,199,352	512,691,492
Transfers:
Transfers from Stage 1 to Stage 2	(24,353,507)	24,353,507	—	—
Transfers from Stage 1 to Stage 3	(7,160,779)	—	7,160,779	—
Transfers from Stage 2 to Stage 1	24,030,326	(24,030,326)	—	—
Transfers from Stage 2 to Stage 3	—	(10,011,916)	10,011,916	—
Transfers from Stage 3 to Stage 2	—	1,222,395	(1,222,395)	—
Transfers from Stage 3 to Stage 1	645,141	—	(645,141)	—
Financial assets derecognized during the period other than write-offs	(33,541,699)	(15,925,615)	(6,656,773)	(56,124,087)
New financial assets originated or purchased	90,812,821	37,371,767	17,950,811	146,135,399
Foreign exchange and other movements	46,033,242	7,472,736	(3,905,786)	49,600,192
Inflation Effect	(114,853,371)	(49,855,276)	(7,154,619)	(171,863,266)
Gross carrying amount as of December 31, 2021	325,381,583	118,320,003	36,738,144	480,439,730

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	310,987,242	38,096,531	7,024,110	356,107,883
Transfers:
Transfers from Stage 1 to Stage 2	(11,610,657)	11,610,657	—	—
Transfers from Stage 1 to Stage 3	(601,556)	—	601,556	—
Transfers from Stage 2 to Stage 1	5,831,753	(5,831,753)	—	—
Transfers from Stage 2 to Stage 3	—	(840,461)	840,461	—
Transfers from Stage 3 to Stage 2	—	140,495	(140,495)	—
Transfers from Stage 3 to Stage 1	192,707	—	(192,707)	—
Financial assets derecognized during the period other than write-offs	(121,979,493)	(7,678,208)	(2,630,203)	(132,287,904)
New financial assets originated or purchased	227,280,279	8,808,873	4,761,680	240,850,832
Foreign exchange and other movements	(3,907,078)	1,664,434	(641,345)	(2,883,989)
Inflation Effect	(104,955,789)	(12,857,285)	(2,370,582)	(120,183,656)
Gross carrying amount as of December 31, 2021	301,237,408	33,113,283	7,252,475	341,603,166

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	787,770,121	39,865,673	2,340,837	829,976,631
Transfers:
Transfers from Stage 1 to Stage 2	(10,752,480)	10,752,480	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—
Transfers from Stage 2 to Stage 1	2,253,243	(2,253,243)	—	—
Transfers from Stage 2 to Stage 3	—	(853,309)	853,309	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(482,790,522)	(8,525,129)	(909,573)	(492,225,224)
New financial assets originated or purchased	681,349,422	16,588,494	1,079	697,938,995
Foreign exchange and other movements	174,843,635	(8,319,342)	(73,484)	166,450,809
Inflation Effect	(185,094,910)	(13,454,356)	(790,014)	(199,339,280)
Gross carrying amount as of December 31, 2021	967,578,509	33,801,268	1,422,154	1,002,801,931

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	262,330,753	7,220,399	6,975,012	276,526,164
Transfers:
Transfers from Stage 1 to Stage 2	(3,261,759)	3,261,759	—	—
Transfers from Stage 1 to Stage 3	(3,799,780)	—	3,799,780	—
Transfers from Stage 2 to Stage 1	2,411,298	(2,411,298)	—	—
Transfers from Stage 2 to Stage 3	—	(689,135)	689,135	—
Transfers from Stage 3 to Stage 2	—	30,773	(30,773)	—
Transfers from Stage 3 to Stage 1	488,500	—	(488,500)	—
Financial assets derecognized during the period other than write-offs	(4,303,118)	(1,276,805)	(4,384,804)	(9,964,727)
New financial assets originated or purchased	175,208,793	7,685,532	4,425,060	187,319,385
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(88,534,600)	(2,436,830)	(2,354,012)	(93,325,442)
Gross carrying amount as of December 31, 2021	340,540,087	11,384,395	8,630,898	360,555,380